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March 12, 2015		Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.Briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	AllianzGI Income & Growth Opportinities Fund

Registration Statement on Form N-2

Ladies and Gentleman:

On behalf of AllianzGI Income & Growth Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Fund.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $116.20 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 626-3909 or to David C. Sullivan at (617) 951-7362.

Sincerely,

/s/ Nathan Briggs

Nathan Briggs

cc:	Thomas J. Fuccillo, Esq.

Richard H. Kirk, Esq.

Julian Sluyters

David C. Sullivan, Esq.

Robert M. Schmidt, Esq.